Taxes On Income (Foreign Subsidiaries Narrative) (Details) (Foreign Jurisdiction [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	$ 37,144
Japanese [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	19,649
German [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	11,266
French [Member]
Operating Loss Carryforwards [Line Items]
Accumulated net operating loss carryforwards	$ 3,915